Prepayments, receivables and other current assets and other non-current assets - Other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments, receivables and other current assets and other non-current assets
Loans receivables	¥ 660,222	¥ 857,309
Deductible VAT-input	1,297,114	1,228,297	¥ 1,116,686
Prepayments for property and equipment, long-term investments and other noncurrent assets	581,591	31,321	409,469
Deposits and receivables from partners	114,931	144,052	162,156
Contingent consideration assets	2,632	4,605	10,811
Long-term debt investments	557,029	1,289,252	258,590
Others	152,794	23,773	22,338
Total	¥ 3,366,313	¥ 3,578,609	¥ 1,980,050